Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$736,646.33

Principal:
Principal Collections	$9,875,890.90
Prepayments in Full	$4,716,504.95
Liquidation Proceeds	$125,776.05
Recoveries	$77,457.72
Sub Total	$14,795,629.62
Collections	$15,532,275.95

Purchase Amounts:
Purchase Amounts Related to Principal	$294,981.08
Purchase Amounts Related to Interest	$1,644.39
Sub Total	$296,625.47

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,828,901.42

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	38
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,828,901.42
Servicing Fee	$173,796.91	$173,796.91	$0.00	$0.00	$15,655,104.51
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,655,104.51
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$15,655,104.51
Interest - Class A-3 Notes	$2,182.55	$2,182.55	$0.00	$0.00	$15,652,921.96
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$15,583,469.46
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,583,469.46
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$15,545,644.04
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,545,644.04
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$15,515,826.04
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,515,826.04
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$15,475,045.54
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,475,045.54
Regular Principal Payment	$14,677,188.40	$14,677,188.40	$0.00	$0.00	$797,857.14
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$797,857.14
Residual Released to Depositor	$0.00	$797,857.14	$0.00	$0.00	$0.00
Total		$15,828,901.42

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$14,677,188.40
Total					$14,677,188.40
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$4,761,929.81	$11.32	$2,182.55	$0.01	$4,764,112.36	$11.33
Class A-4 Notes	$9,915,258.59	$92.80	$69,452.50	$0.65	$9,984,711.09	$93.45
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$14,677,188.40	$10.94	$180,058.97	$0.13	$14,857,247.37	$11.07

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$4,761,929.81	0.0113191	$0.00	0.0000000
Class A-4 Notes	$106,850,000.00	1.0000000	$96,934,741.41	0.9072039
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$203,701,929.81	0.1517853	$189,024,741.41	0.1408488

Pool Information
Weighted Average APR	4.283%	4.293%
Weighted Average Remaining Term	24.77	24.00
Number of Receivables Outstanding	20,840	20,027
Pool Balance	$208,556,289.46	$193,455,883.80
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$203,701,929.81	$189,024,741.41
Pool Factor	0.1540973	0.1429400

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$6,767,032.91
Yield Supplement Overcollateralization Amount	$4,431,142.39
Targeted Overcollateralization Amount	$4,431,142.39
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$4,431,142.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	38
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		82	$87,252.68
(Recoveries)		102	$77,457.72
Net Loss for Current Collection Period			$9,794.96
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0564%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.6551%
Second Preceding Collection Period			0.2238%
Preceding Collection Period			0.7713%
Current Collection Period			0.0585%
Four Month Average (Current and Preceding Three Collection Periods)			0.4272%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,288	$8,375,662.59
(Cumulative Recoveries)			$1,330,079.20
Cumulative Net Loss for All Collection Periods			$7,045,583.39
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5206%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,953.28
Average Net Loss for Receivables that have experienced a Realized Loss			$1,643.09

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.38%	347	$4,606,134.70
61-90 Days Delinquent	0.21%	30	$401,857.92
91-120 Days Delinquent	0.02%	3	$42,417.60
Over 120 Days Delinquent	0.38%	47	$732,820.86
Total Delinquent Receivables	2.99%	427	$5,783,231.08

Repossession Inventory:
Repossessed in the Current Collection Period		9	$132,616.87
Total Repossessed Inventory		22	$370,998.87

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4538%
Preceding Collection Period			0.4367%
Current Collection Period			0.3995%
Three Month Average			0.4300%

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	38

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer